COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital commitments:
Commitments outstanding for the purchase of property, plant and equipment	$ 36,700,000
Lease commitments:
Lease expense	164,811	580,724	612,856
2014	1,121,476
2015	1,073,299
2016	1,073,299
Total	$ 3,268,074